ROYALTY AND OTHER PROPERTY INTERESTS - Disclosure of detailed information about royalty interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	$ 15,034	$ 15,959
Additions	5,800	626
Recoveries	(1,006)	(133)
Depletion	(1,123)	(802)
Cumulative translation adjustments	(209)	(616)
Royalty and Other Property Interests, ending balance	18,496	15,034
Leeville [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Depletion	(1,123)	(802)
Corvus [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	350
Royalty and Other Property Interests, ending balance		350
Millrock [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	210
Royalty and Other Property Interests, ending balance		210
Royalty interest [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	13,488	14,346
Additions	2,092	560
Recoveries	0	0
Depletion	(1,123)	(802)
Cumulative translation adjustments	(209)	(616)
Royalty and Other Property Interests, ending balance	14,248	13,488
Royalty interest [Member] | USA [Member] | Leeville [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	12,583	14,001
Additions	0	0
Recoveries	0	0
Depletion	(1,123)	(802)
Cumulative translation adjustments	(209)	(616)
Royalty and Other Property Interests, ending balance	11,251	12,583
Royalty interest [Member] | USA [Member] | Afgan [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	145	145
Additions	0	0
Recoveries	0	0
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	145	145
Royalty interest [Member] | USA [Member] | Corvus [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	350	0
Additions	0	350
Recoveries	0	0
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	350	350
Royalty interest [Member] | USA [Member] | Millrock [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	210	0
Additions	0	210
Recoveries	0	0
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	210	210
Royalty interest [Member] | Canada [Member] | Frontline Portfolio [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	0
Additions	148
Recoveries	0
Depletion	0
Cumulative translation adjustments	0
Royalty and Other Property Interests, ending balance	148	0
Royalty interest [Member] | Chile [Member] | Revelo Portfolio [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	0
Additions	1,684
Recoveries	0
Depletion	0
Cumulative translation adjustments	0
Royalty and Other Property Interests, ending balance	1,684	0
Royalty interest [Member] | Finland [Member] | Kaukua Royalty Interests [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	0
Additions	260
Recoveries	0
Depletion	0
Cumulative translation adjustments	0
Royalty and Other Property Interests, ending balance	260	0
Royalty interest [Member] | Serbia [Member] | Timok [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	200	200
Additions	0	0
Recoveries	0	0
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	200	200
Other Property Interests [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	1,546	1,613
Additions	3,708	66
Recoveries	(1,006)	(133)
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	4,248	1,546
Other Property Interests [Member] | USA [Member] | Superior West [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	603	736
Additions	0	0
Recoveries	(139)	(133)
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	464	603
Other Property Interests [Member] | USA [Member] | Yerington West, Nevada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	206	206
Additions	0	0
Recoveries	(64)	0
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	142	206
Other Property Interests [Member] | USA [Member] | Mainspring [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	66	0
Additions	66	66
Recoveries	0	0
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	132	66
Other Property Interests [Member] | Canada [Member] | Frontline Portfolio [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	0
Additions	651
Recoveries	0
Depletion	0
Cumulative translation adjustments	0
Royalty and Other Property Interests, ending balance	651	0
Other Property Interests [Member] | Canada [Member] | Perry Portfolio [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	0
Additions	2,991
Recoveries	(570)
Depletion	0
Cumulative translation adjustments	0
Royalty and Other Property Interests, ending balance	2,421	0
Other Property Interests [Member] | Sweden [Member] | Viad [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	421	421
Additions	0	0
Recoveries	0	0
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	421	421
Other Property Interests [Member] | Sweden [Member] | Various [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	17	17
Additions	0	0
Recoveries	0	0
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	17	17
Other Property Interests [Member] | Turkey [Member] | Alankoy [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	154	154
Additions	0	0
Recoveries	(154)	0
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	0	154
Other Property Interests [Member] | Turkey [Member] | Trab [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and Other Property Interests, beginning balance	79	79
Additions	0	0
Recoveries	(79)	0
Depletion	0	0
Cumulative translation adjustments	0	0
Royalty and Other Property Interests, ending balance	$ 0	$ 79